Contents of Significant Accounts - Details of Long-term Loans (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Long-term loans	$ 33,066,106		$ 33,902,074
Less: Current portion	(24,985,168)		(4,701,775)
Total	$ 8,080,938	$ 287,783	$ 29,200,299
Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Interest rates applied	0.84%	0.84%	0.55%	0.99%
Top of range [member]
Disclosure of detailed information about borrowings [line items]
Interest rates applied	4.67%	4.67%	5.56%	5.56%
Cost [member]
Disclosure of detailed information about borrowings [line items]
Long-term loans	$ 33,066,106		$ 33,902,074
Secured long-term loan from mega international commercial bank (1) [member]
Disclosure of detailed information about borrowings [line items]
Redemption	Effective July 3, 2017 to July 5, 2021. Interest-only payment for the first year. Principal is repaid in 17 quarterly payments with monthly interest payments.
Secured long-term loan from mega international commercial bank (1) [member] | Cost [member]
Disclosure of detailed information about borrowings [line items]
Long-term loans	$ 1,640		3,827
Secured long-term loan from mega international commercial bank (2) [member]
Disclosure of detailed information about borrowings [line items]
Redemption	Effective October 24, 2019 to October 24, 2024. Interest- only payment for the first year. Principal is repaid in 17 quarterly payments with monthly interest payments.
Secured long-term loan from mega international commercial bank (2) [member] | Cost [member]
Disclosure of detailed information about borrowings [line items]
Long-term loans	$ 19,464		10,380
Secured long-term loan from Taiwan cooperative bank (1) [member]
Disclosure of detailed information about borrowings [line items]
Redemption	Effective August 10, 2015 to August 10, 2020. Interest- only payment for the first year. Principal is repaid in 17 quarterly payments with monthly interest payments.
Secured long-term loan from Taiwan cooperative bank (1) [member] | Cost [member]
Disclosure of detailed information about borrowings [line items]
Long-term loans			1,288
Secured long-term loan from Taiwan cooperative bank (2) [member]
Disclosure of detailed information about borrowings [line items]
Redemption	Effective October 19, 2015 to October 19, 2025. Interest-only payment for the first year. Principal is repaid in 37 quarterly payments with monthly interest payments.
Secured long-term loan from Taiwan cooperative bank (2) [member] | Cost [member]
Disclosure of detailed information about borrowings [line items]
Long-term loans	$ 59,459		71,351
Secured long-term loan from Taiwan cooperative bank (3) [member]
Disclosure of detailed information about borrowings [line items]
Redemption	Repayable monthly from May 31, 2019 to May 31, 2023 with monthly interest payments.
Secured long-term loan from Taiwan cooperative bank (3) [member] | Cost [member]
Disclosure of detailed information about borrowings [line items]
Long-term loans	$ 21,146		29,896
Secured long-term loan from Taiwan cooperative bank (4) [member]
Disclosure of detailed information about borrowings [line items]
Redemption	Repayable monthly from September 13, 2020 to August 13, 2025 with monthly interest payments.
Secured long-term loan from Taiwan cooperative bank (4) [member] | Cost [member]
Disclosure of detailed information about borrowings [line items]
Long-term loans	$ 56,000
Unsecured Long-Term Loan from Bank of Taiwan [member]
Disclosure of detailed information about borrowings [line items]
Redemption	Effective March 10, 2022 to December 10, 2024. Principal is repaid in 12 quarterly payments with monthly interest payments.
Unsecured Long-Term Loan from Bank of Taiwan [member] | Cost [member]
Disclosure of detailed information about borrowings [line items]
Long-term loans	$ 2,000,000
Secured long-term loan from Taiwan cooperative bank (5) [member]
Disclosure of detailed information about borrowings [line items]
Redemption	Repayable monthly from November 29, 2020 to August 29, 2025 with monthly interest payments.
Secured long-term loan from Taiwan cooperative bank (5) [member] | Cost [member]
Disclosure of detailed information about borrowings [line items]
Long-term loans	$ 28,965
Unsecured long-term loan from CTBC bank [member]
Disclosure of detailed information about borrowings [line items]
Redemption	Settlement beforehand on September 28, 2020 with monthly interest payments.
Unsecured long-term loan from CTBC bank [member] | Cost [member]
Disclosure of detailed information about borrowings [line items]
Long-term loans			747,900
Secured syndicated loans from China development bank and 6 others [member]
Disclosure of detailed information about borrowings [line items]
Redemption	Effective October 20, 2016 to October 20, 2024. Interest- only payment for the first and the second year. Principal is repaid in 13 semi-annual payments with semi-annual interest payments.
Secured syndicated loans from China development bank and 6 others [member] | Cost [member]
Disclosure of detailed information about borrowings [line items]
Long-term loans	$ 22,236,343		26,892,457
Unsecured Long-Term Loan from ICBC Bank [member]
Disclosure of detailed information about borrowings [line items]
Redemption	Effective September 20, 2019 to September 9, 2021, Interest-only payment for the semi-annually year. Principal is repaid in 4 semi-annual payments with quarterly interest payments.
Unsecured Long-Term Loan from ICBC Bank [member] | Cost [member]
Disclosure of detailed information about borrowings [line items]
Long-term loans	$ 1,702,589		1,744,975
Unsecured Long Term Loan From Taiwan Cooperative Bank [member]
Disclosure of detailed information about borrowings [line items]
Redemption	Effective May 5, 2023 to May 5, 2025. Principal is repaid in 9 quarterly payments with monthly interest payments.
Unsecured Long Term Loan From Taiwan Cooperative Bank [member] | Cost [member]
Disclosure of detailed information about borrowings [line items]
Long-term loans	$ 2,000,000
Unsecured long term loan from Xiamen Bank
Disclosure of detailed information about borrowings [line items]
Redemption	Effective November 24, 2020 to May 24, 2022. Interest- only payment for the first semi-annually year. The principal will be repaid semi-annually of RMB 0.1 million and the remaining principal will be repaid once at maturity, and the interest will be paid monthly.
Unsecured long term loan from Xiamen Bank | Cost [member]
Disclosure of detailed information about borrowings [line items]
Long-term loans	$ 440,500
Unsecured Revolving Loan From Taipei Fubon Bank [member]
Disclosure of detailed information about borrowings [line items]
Redemption	Repayable annually from August 9, 2021 to August 9, 2023 with monthly interest payments.
Unsecured Revolving Loan From Taipei Fubon Bank [member] | Cost [member]
Disclosure of detailed information about borrowings [line items]
Long-term loans	$ 700,000
Unsecured Revolving Loan from Chang Hwa Commercial Bank [member]
Disclosure of detailed information about borrowings [line items]
Redemption	Repayable quarterly from October 27, 2021 to October 27, 2022 with monthly interest payments.
Unsecured Revolving Loan from Chang Hwa Commercial Bank [member] | Cost [member]
Disclosure of detailed information about borrowings [line items]
Long-term loans	$ 1,000,000		2,400,000
Unsecured Revolving Loan from Mega International Commercial Bank [member]
Disclosure of detailed information about borrowings [line items]
Redemption	Repayable semi-annually from October 16, 2020 to April 16, 2022 with monthly interest payments.
Unsecured Revolving Loan from Mega International Commercial Bank [member] | Cost [member]
Disclosure of detailed information about borrowings [line items]
Long-term loans	$ 1,500,000		$ 2,000,000
Unsecured Revolving Loan from KGI Bank [member]
Disclosure of detailed information about borrowings [line items]
Redemption	Repayable annually from December 11, 2021 to December 11, 2023 with monthly interest payments.
Unsecured Revolving Loan from KGI Bank [member] | Cost [member]
Disclosure of detailed information about borrowings [line items]
Long-term loans	$ 1,000,000
Unsecured Revolving Loan from First Commercial Bank [member]
Disclosure of detailed information about borrowings [line items]
Redemption	Settlement due on May 15, 2025 with monthly interest payments.
Unsecured Revolving Loan from First Commercial Bank [member] | Cost [member]
Disclosure of detailed information about borrowings [line items]
Long-term loans	$ 300,000